Summary of Significant Accounting Policies - Schedule of Exchange Rates Used to Convert Australian Dollar to US Dollars (Detail)	12 Months Ended
	Mar. 31, 2013 ExchangeRate	Mar. 31, 2012 ExchangeRate	Mar. 31, 2011 ExchangeRate
Assets and liabilities	0.9597	0.9614	0.9676
Statements of operations	0.9694	0.9573	1.0584
Cash flows - beginning cash	0.9614	0.9676	1.0919
Cash flows - ending cash	0.9597	0.9614	0.9676
Cash flows - current period movements	0.9694	0.9573	1.0584